Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 972	$ 991	$ 1,001
Treasury shares at beginning of period	(76)	(101)	(103)
Total outstanding share capital at beginning of period	896	890	898
Share capital movement of period	(3)	(19)	(10)
Treasury shares movement of period	(24)	25	2
Total shares outstanding movement of period	(27)	6	(8)
Share capital at end of period	969	972	991
Treasury shares at end of period	(100)	(76)	(101)
Total outstanding share capital at end of period	$ 869	$ 896	$ 890